Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Accounts receivable [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning balance	$ 209,101	$ 194,491
Net recognition (reversal) for the period	(130,039)	14,610
Ending balance	$ 79,062	$ 209,101